Expense Example, No Redemption (Vanguard S&P Mid-Cap 400 Value Index Fund ETF)	Vanguard S&P Mid-Cap 400 Value Index Fund Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255